Income Taxes (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forwards		$ 49,398	$ 47,524
Capital loss carry-forwards		4,149	4,149
Temporary differences		2,527	2,630
Deferred tax assets before valuation allowance		56,074	54,303
Valuation allowance		(55,457)	(54,128)
Deferred tax asset net of valuation allowance		617	175
Deferred tax liabilities:
Intangibles		(2,129)	(2,099)
Deferred revenue		(115)	(167)
Deferred tax liability		(2,244)	(2,266)
Deferred tax liability, net	[1]	$ (1,627)	$ (2,091)

[1]	The entire amount is due to foreign deferred taxes